Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		₩ 2,341,827		₩ 1,915,012
Acquisition and Disposal		(48,329)		(5,808)
Share of profit (loss)		(57,853)		22,620
Other comprehensive income (loss)		45,963		149,108
Other increase (decrease)		(43,138)		260,895
Ending balance		2,238,470		2,341,827
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		975,443		896,990
Share of profit (loss)		9,707		8,913
Other comprehensive income (loss)		60,753		69,540
Ending balance		1,045,903		975,443
Korea IT Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		363,138	[1]	336,404
Share of profit (loss)		13,519	[1]	23,552
Other comprehensive income (loss)		2,681	[1]	8,237
Other increase (decrease)		(8,856)	[1]	(5,055)
Ending balance	[1]	370,482		363,138
UniSK [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		26,031	[1]	22,285
Share of profit (loss)		215	[1]	1,430
Other comprehensive income (loss)		450	[1]	2,815
Other increase (decrease)		(254)	[1]	(499)
Ending balance	[1]	26,442		26,031
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		34,516		70,409
Acquisition and Disposal		(1,363)
Share of profit (loss)		1,242		4,269
Other comprehensive income (loss)		(872)		8,078
Other increase (decrease)				(48,240)
Ending balance		33,523		34,516
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		17,273		14,872
Acquisition and Disposal		(11,041)
Share of profit (loss)		401		329
Other comprehensive income (loss)		(21)		2,072
Ending balance		6,612		17,273
SK Latin America Investment S.A. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		1,357		14,607
Acquisition and Disposal		(1,676)
Share of profit (loss)		191		(65)
Other comprehensive income (loss)		128		1,268
Other increase (decrease)				(14,453)
Ending balance				1,357
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		391,572		355,282
Share of profit (loss)		(1,710)		(9,403)
Other comprehensive income (loss)		(21,086)		45,693
Ending balance		368,776		391,572
Citadel Pacific Telecom Holdings, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		51,780	[1]	45,901
Share of profit (loss)		185	[1]	619
Other comprehensive income (loss)		4,640	[1]	6,699
Other increase (decrease)		(1,438)	[1]	(1,439)
Ending balance	[1]	55,167		51,780
SM Culture & Contents Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		39,567		41,578
Acquisition and Disposal				(3)
Share of profit (loss)		(4,220)		(1,880)
Other comprehensive income (loss)		(153)		(128)
Other increase (decrease)		(5,889)
Ending balance		29,305		39,567
Nam Incheon Broadcasting Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		15,635	[1]	14,344
Acquisition and Disposal	[1]	(15,791)
Share of profit (loss)		293	[1]	1,427
Other increase (decrease)		(137)	[1]	(136)
Ending balance	[1]			15,635
Home Choice Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		3,238		3,215
Share of profit (loss)		(465)		23
Ending balance		2,773		3,238
Konan Technology Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		3,575		6,349
Acquisition and Disposal		3,535		(16)
Share of profit (loss)		(2,040)		(2,861)
Other comprehensive income (loss)				103
Ending balance		5,070		3,575
CMES Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		4,772		900
Acquisition and Disposal		3,374		(4,396)
Share of profit (loss)		(1,216)		(767)
Other comprehensive income (loss)		69		51
Other increase (decrease)				8,984
Ending balance		6,999		4,772
SK telecom Japan Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		3,703		1,239
Acquisition and Disposal				1,560
Share of profit (loss)		247		(983)
Other comprehensive income (loss)		(321)		1,887
Other increase (decrease)				0
Ending balance		3,629		3,703
Rebellions Inc. (Formerly, SAPEON Korea Inc.) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		298,327
Acquisition and Disposal		(33,620)
Share of profit (loss)		(77,610)
Other comprehensive income (loss)		369
Other increase (decrease)				298,327
Ending balance		187,466		298,327
SK m&service Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Share of profit (loss)	[2]	1,037
Other comprehensive income (loss)	[2]	(52)
Other increase (decrease)	[2]	23,566
Ending balance	[2]	24,551
Start-up Win-Win Fund and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		102,702	[1],[3],[4]	81,142
Acquisition and Disposal		10,253	[1],[3],[4]	(2,953)
Share of profit (loss)		3,458	[1],[3],[4]	(1,686)
Other comprehensive income (loss)		(622)	[1],[3],[4]	2,793
Other increase (decrease)		(50,130)	[1],[3],[4]	23,406
Ending balance	[1],[3],[4]	65,661		102,702
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		2,332,629		1,905,517
Acquisition and Disposal		(46,329)		(5,808)
Share of profit (loss)		(56,766)		22,917
Other comprehensive income (loss)		45,963		149,108
Other increase (decrease)		(43,138)		260,895
Ending balance		2,232,359		2,332,629
UTC Kakao-SK Telecom ESG Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		9,198		9,495
Acquisition and Disposal		(2,000)
Share of profit (loss)		(1,087)		(297)
Ending balance		₩ 6,111		₩ 9,198

[1]	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2025.
[2]	The Group disposed of a portion of shares in SK m&service Co., Ltd., which was an indirect subsidiary of the Parent Company, for the year ended December 31, 2025, resulting in the reclassification of the remaining shares as an investment in associate as of December 31, 2025.
[3]	The Group exchanged its entire shares in id Quantique SA for shares in IonQ, Inc. and classified the investment in IonQ, Inc. as a financial asset at FVOCI for the year ended December 31, 2025.
[4]	The acquisition for the year ended December 31, 2025 includes ₩10,596 million of investments in Syntelligence AI Ltd.